UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04722

FMI Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555

Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER

Date of reporting period: DECEMBER 31, 2009

Item 1. Schedule of Investments.

FMI Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
December 31, 2009
(Unaudited)

Shares/
Principal
Amount		Value
LONG-TERM INVESTMENTS — 86.0% (A)
COMMON STOCKS — 77.7% (A)
CONSUMER SERVICES SECTOR — 5.6%
	Other Consumer Services — 5.6%
106,000	DeVry, Inc.	$6,013,380
FINANCE SECTOR — 23.9%
	Finance/Rental/Leasing — 5.6%
69,000	Visa Inc.	6,034,740
	Investment Banks/Brokers — 9.3%
30,000	The Goldman Sachs Group, Inc.	5,065,200
266,000	Charles Schwab Corp.	5,006,120
		10,071,320
	Investment Managers — 4.4%
45,000	Franklin Resources, Inc.	4,740,750
	Major Banks — 4.6%
94,000	PNC Financial Services Group, Inc.	4,962,260
HEALTH SERVICES SECTOR — 5.8%
	Health Industry Services — 5.8%
73,000	Express Scripts, Inc. *	6,310,850
INDUSTRIAL SERVICES SECTOR — 2.4%
	Engineering & Construction — 2.4%
70,000	Jacobs Engineering Group Inc. *	2,632,700
RETAIL TRADE SECTOR — 15.2%
	Apparel/Footwear Retail — 4.6%
135,000	The TJX Companies, Inc.	4,934,250
	Department Stores — 5.1%
102,000	Kohl’s Corp. *	5,500,860
	Drugstore Chains — 4.6%
137,000	Walgreen Co.	5,030,640
	Home Improvement Chains — 0.9%
22,350	Fastenal Co.	930,654
TECHNOLOGY SERVICES SECTOR — 23.4%
	Information Technology Services — 23.4%
150,000	Accenture PLC	6,225,000
104,000	Citrix Systems, Inc. *	4,327,440
178,500	Cognizant Technology
	Solutions Corp. *	8,086,050
120,000	Infosys Technologies
	Ltd. SP-ADR	6,632,400
		25,270,890
TRANSPORTATION SECTOR — 1.4%
	Trucking — 1.4%
100,100	Heartland Express, Inc.	1,528,527
	Total common stocks (Cost $65,787,930)	83,961,821
CORPORATE BONDS — 8.3% (A)
$2,140,000	ConocoPhillips,
	4.75%, due 02/01/14	2,297,701
745,000	The Coca-Cola Co.,
	3.625%, due 03/15/14	767,936
1,400,000	JP Morgan Chase & Co.,
	4.65%, due 06/01/14	1,474,815
2,281,000	Hewlett-Packard Co.,
	4.75%, due 06/02/14	2,435,782
2,000,000	JP Morgan Chase & Co.,
	3.70%, due 01/20/15	2,005,915
	Total corporate bonds (Cost $8,599,508)	8,982,149
	Total long-term investments (Cost $74,387,438)	92,943,970
SHORT TERM INVESTMENTS — 13.7% (A)
	U.S. Treasury Securities — 13.7%
1,500,000	U.S. Treasury Bills,
	0.04%, due 03/04/10	1,499,889
5,600,000	U.S. Treasury Bills,
	0.055% - 0.08%, due 04/15/10	5,598,712
	Total U.S. treasury securities (Cost $14,795,550)	14,745,097
7,700,000	U.S. Treasury Bills,
	0.10% - 0.12%, due 05/13/10	7,696,496
	Total short-term investments (Cost $14,795,550)	14,795,097
	Total investments - 99.7% (Cost $89,182,988)	107,739,067
	Cash and receivables,
	less liabilities — 0.3% (A)	358,269
	TOTAL NET ASSETS - 100.0%	$108,097,336

*	Non-income producing security.
(A)	Percentages for the various classifications relate to net assets.
SP-ADR-Sponsored American Depositary Receipts

As of December 31, 2009, the cost of investments for federal income tax purposes was $83,819,439 and the tax components of unrealized appreciation/depreciation were as follows+:

Aggregate gross unrealized appreciation	$15,703,663
Aggregate gross unrealized depreciation	(400,943)
Net unrealized depreciation	$(15,302,720)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$83,961,821

Level 2 – Long-Term Corporate Bonds	8,982,149
Short-Term U.S. Treasury Securities	14,795,097
Total Level 2	23,777,246
Level 3 -	---
Total	$107,739,067

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Mutual Funds, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   February 24, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   February 24, 2010

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer

     Date   February 24, 2010